Accrued Liabilities (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2023	Dec. 31, 2021	Jan. 31, 2021	Dec. 31, 2020
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Accrued liabilities	$ 366,619	$ 585,042	$ 160,508
Accured interest	110,905	149,918		$ 35,496	$ 32,856
Accrued commisions	130,000	148,552
Accrued insurance	0	164,772
Other accrued liabilities	125,714	121,800
General Liability And Director And Officer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Accrued insurance	0	164,772
Premiums receivable	$ 241,272	$ 199,097
Average interest rate	9.30%	13.90%
Financed insurance amount	$ 241,272